Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax provision, for the years ended December 31, differs from that computed using the enacted combined Canadian federal and Nova Scotia and New Brunswick provincial statutory income tax rate for the following reasons:

millions of Canadian dollars	2018	2017
Income before provision for income taxes	$816	$819
Statutory income tax rate	31%	31%
Income taxes, at statutory income tax rate	253	254
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(59)	(54)
Foreign tax rate variance	(55)	36
Amortization of deferred income tax regulatory liabilities	(37)	-
Florida state tax apportionment adjustment	(23)	-
Tax effect of equity earnings	(15)	(12)
Financing deductions	(4)	(17)
Revaluation of US non-regulated deferred income taxes due to tax reform	-	317
Other	9	(4)
Income tax expense (recovery)	$69	$520
Effective income tax rate	8%	63%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
millions of Canadian dollars	2018	2017
Current income taxes
Canada	$3	$24
United States	(121)	24
Other	2	3
Deferred income taxes
Canada	11	3
United States	211	384
Other	(3)	(1)
Operating loss carryforwards
Canada	(33)	(40)
United States	-	(194)
Other	(1)	-
Revaluation of US non-regulated deferred income taxes
United States	-	317
Income tax expense (recovery)	$69	$520

The following reflects the composition of income before provision for income taxes presented in the Consolidated Statements of Income for the years ended December 31:

millions of Canadian dollars	2018	2017
Canada	$127	$88
United States	646	693
Other	43	38
Income before provision for income taxes	$816	$819

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at December 31 consisted of the following:

millions of Canadian dollars	2018	2017
Deferred income tax assets:
Tax loss carryforwards	$917	$853
Tax credit carryforwards	269	314
Regulatory liabilities - cost of removal	206	208
Pension and post-retirement liabilities	126	112
Derivative instruments	90	107
Other	441	394
Total deferred income tax assets before valuation allowance	2,049	1,988
Valuation allowance	(163)	(105)
Total deferred income tax assets after valuation allowance	$1,886	$1,883
Deferred income tax (liabilities):
Property, plant and equipment	$(2,591)	$(2,321)
Derivative instruments	(124)	(155)
Other	(316)	(292)
Total deferred income tax liabilities	$(3,031)	$(2,768)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	$175	$138
Long-term deferred income tax liabilities	(1,320)	(1,023)
Net deferred income tax liabilities	$(1,145)	$(885)

Summary of Tax Credit Carryforwards [Table Text Block]
Emera’s net operating loss (“NOL”), capital loss and tax credit carryforwards and their expiration periods as at December 31, 2018 consisted of the following:

	Gross Tax	Unrecognized	Net Tax	Expiration
millions of Canadian dollars	Carryforwards	Amounts	Carryforwards	Period
Canada
NOL	$817	$(405)	$412	2027-2038
Capital loss	86	(77)	9	Indefinite
United States
Federal NOL	$2,848	$-	$2,848	2024-2037
State NOL	1,314	(47)	1,267	2024-2038
Capital loss	6	(6)	-	2019
Tax credit	268	-	268	2019-Indefinite
Other
NOL	$34	$(34)	$-	2019-2025

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
millions of Canadian dollars	2018	2017
Balance, January 1	$19	$18
Increases due to tax positions related to a prior year	8	-
Decreases due to tax positions related to a prior year	(1)	-
Increases due to tax positions related to current year	-	1
Balance, December 31	$26	$19